SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property, plant and equipment, useful life
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Office equipment	5 years
Vehicles	4 years
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets, useful life	The amortization period by major intangible asset classes is as follows:

Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years